STOCKHOLDERS' EQUITY (Details Textual 1) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 19, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Shares Authorized		150,000,000		150,000,000		150,000,000	150,000,000
Common stock, par value		$ 0.001		$ 0.001		$ .001	$ 0.001
Stock Issued During Period, Shares, Issued for Services				215,000
Share Based Compensation, Vested expense						$ 1,289,676,000	$ 1,496,146,000
Share-based Compensation Expense		$ 111,885	$ 121,192	$ 636,518	$ 751,710	$ 1,298,240,000	$ 1,509,005,000
Stock Options [Member]
Share-based Compensation, Options, Grants in Period, Gross				58,500		83,000	92,000
Share-based Compensation, Options, Outstanding		254,500		254,500		196,000	113,000	21,000
Share-based Compensation Expense		$ 4,000	$ 887	$ 9,500	$ 2,711
January2013DebentureMember
Shares Issued, exchange of debt (in shares)	190,304
Convertible Debt [Member]
Shares Issued, exchange of debt (in shares)						1,855,747
Dec 2013 Debenture [Member]
Shares Issued, exchange of debt (in shares)						1,900,000
Jan 2012 Debenture [Member]
Shares Issued, exchange of debt (in shares)						475,032
January Fifteen 2013 LOC [Member]
Shares Issued, exchange of debt (in shares)						1,190,411
Apricus Bio Convertible Promissory Note [Member]
Shares Issued, exchange of debt (in shares)							83,103
Equity Plan [Member]
Common Stock, Shares Authorized						10,000,000
Available for future grant		386,153		386,153		995,264
Equity Plan 2 [Member]
Common Stock, Shares Authorized						20,000,000
Available for future grant						10,950,000
Restricted Stock Units [Member]
Share-based Compensation, Options, Grants in Period, Gross				10,787,947		10,354,497	1,958,989
Stock Option [Member]
Share-based Compensation Expense						$ 8,564,000	$ 28,615,000